TAXES ON INCOME (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current tax assets	$ 2,522	$ 1,877
Non-current tax assets	1,565	3,053
Deferred tax assets, net	$ 4,087	$ 4,930